Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2023
Earnings Per Share [Line Items]
Summary of Income Used in Basic and Diluted Earnings Per Share Computation

	2023	2022	2021

	US$	US$	US$
The following reflects the income used in the basic and diluted earnings per share computations:
(a) Earnings used in calculating earnings per share
Net loss attributable to ordinary equity holders of the parent	(142,521,085)	(92,817,371)	(45,344,496)

(b) Weighted average number of shares
Weighted average number of ordinary shares on issue for basic earnings per share	442,637,406	351,560,198	320,432,814
Effect of dilution:
Share options		—	—
Weighted average number of ordinary shares adjusted for the effect of dilution	442,637,406	351,560,198	320,432,814
Loss per share (basic and diluted in cents)	(32.20)	(26.40)	(14.15)

Options
Earnings Per Share [Line Items]
Summary of Option Plans	These options related to the following option plans.

Options	2023	2022	2021
NED Plan	16,500,000	14,000,000	10,000,000
LTIP	6,050,000	7,388,000	6,644,000
	22,550,000	21,388,000	16,644,000

Performance Rights
Earnings Per Share [Line Items]
Summary of Option Plans

	2023	2022	2021
Performance Rights
NED Plan	650,000	—	—
LTIP	2,250,000	1,600,000	—
	2,900,000	1,600,000	—

A D S Options
Earnings Per Share [Line Items]
Summary of Option Plans

	2023	2022	2021
ADS Options
NED Plan		—	—
LTIP	1,505,000	925,000	—
	1,505,000	925,000	—